Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of presentation
2.1	Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. These statements should be read in conjunction with the audited consolidated financial statements for the years ended December 31, 2021 and 2020, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The unaudited interim condensed consolidated financial statements have been prepared on a historical cost basis. In the opinion of management, all adjustments necessary for a fair presentation have been included in the accompanying unaudited condensed consolidated financial statements. The results of operations for the six months ended June 30, 2022 are not necessarily indicative of the results that may be expected for the full year ended December 31, 2022.

All amounts are presented in United States dollars (“USD”) and have been rounded to the nearest USD.

As of June 30, 2022, the Company’s operating losses raise substantial doubt on the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern will require the Company to obtain additional financing to fund their operations. The perception of the Company’s ability to continue as a going concern may make it more difficult to obtain financing or obtain financing on favorable terms for the continuation of the Company’s operations and could result in the loss of confidence by investors, suppliers and employees. If the Company is not successful in raising capital through equity offerings, debt financings, collaborations, licensing arrangements or any other means or are not successful in reducing our expenses, the Company may exhaust the cash resources and be unable to continue our operations. If the Company cannot continue as a viable entity, the shareholders would likely lose most or all of their investment in the Company.

In addition, the accompanying condensed consolidated interim financial statements are presented on the basis that the Company is a going concern. The going concern assumption contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has a loan outstanding in the principal amount of $13.47 million due and payable in full on December 31, 2022, to Profit Raider Investment Limited, or Profit Raider. The Company will require an extension of the maturity date of this loan, and the Company cannot be sure whether or not Profit Raider will extend the maturity date of the loan, or if it does, under what terms. If Profit Raider does not extend the loan, the Company will (i) seek an alternative source of funding to replace the loan; and/or (ii) seek further negotiation with Profit Raider to convert the loan to shares; and/or (iii) seek support from the Company’s largest shareholder, Mr. Tu Jingyi (“Mr. Tu"), who owns 45.527% (as of June 30, 2022) of the Company’s ordinary shares, for repayment. There can be no assurance, however, that the Company would be able to find such alternative funding on terms acceptable to the Company, if at all. If the Company cannot obtain an extension of the maturity date of the loan and are not otherwise able to refinance the loan, the Company may default on the loan and such default would have a material adverse effect on the Company’s financial condition, cash flows and results of operations and could result in an action by Profit Raider against the Company to collect the amount due under the loan along with interest, fees and any other applicable chargers. The Company considers Profit Raider, one of the Company’s shareholders, who owns 3.037% (as of June 30, 2022) of the Company’s ordinary shares.

In assessing the going concern, management and the Board has considered:

-	The risk of default on Profit Raider loan is assessed as low.

-	Based on the statistics of the industry, management expects to see a positive trend in the Company’s future results. Management expects the business to recover in the future when the countries in which the Company operates begin to further ease Covid pandemic control and lockdown measures.

-	The Company has generated cash from financing activities including liquidity capital injections from fund-raising activities and the receipt of the $10.3 million and the $10.0 proceeds from the private placements on January 20, 2022 and April 6, 2022, respectively. The Company’s principal uses of cash have been, and management expects will continue to be, for working capital to support a reasonable increase in the Company’s scale of operations as well as for business expansion investments, as disclosed in Note 1, the Company acquired Shenzhen Keweien Robot Service Co., Ltd. in March 2022, Guangzhou Kewei Robot Technology Co. in March 2022, and Beijing Wanjia Security System Co., Ltd. in June 2022.

-	The Company has conditional and unconditional obligations as disclosed in Note 22, these commitments and contingencies are in the normal and the course of business. Regarding legal proceedings, as of the date of this report, the Company is a defendant in various labor related lawsuits approximately $0.432 million. Management believes these cases are without merit and is confident that the Appeals Court will make the decision according to the consideration of the Court of First Instance and order the dismissal of such lawsuits.

-	On September 13, 2022, the Company signed a non-binding letter of intent with Shenzhen Intelligent Guardforce Robot Co., Ltd to acquire Shenzhen Kewei, a high-tech robotics company specializing in developing robotics software solutions and robotics management platforms, as well as robotics sales and technical services. Shenzhen Kewei’s RaaS platform currently operates approximately 65,000 robots that belong to Shenzhen Kewei, customers, and partners. Shenzhen Kewei’s customer base includes a roster of Fortune 500 corporations across various industries. The consideration will be paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%). For the fiscal year of 2021, the unaudited revenue of Shenzhen Kewei was approximately $15 million. Management believes this acquisition will provide a variety of recurring revenue streams to the Company, which will expand the Company’s geographic revenue across China and contribute to the Company’s growth in other internal markets in the robotics AI solutions segment. The Company expects this acquisition will be closed in the second quarter of 2023.

-	GF Cash (CIT), the Company’s major subsidiary, was recently awarded a 5-year contract by a government bank, namely Bank of Thailand to manage its Consolidated Cash Centers (CCCs) in the city of Ubonratchathani and the city of Phitsanulok in Thailand. This long-term contract expands the Company’s current secured logistics services provided to the Bank of Thailand. Management expects an increase in recurring revenue and further growth in the secured logistics segment to sustain the business.

Basis of consolidation
2.2	Basis of consolidation

The consolidated statements of profit or loss and other comprehensive loss, changes in equity and cash flows of the Company for the relevant periods include the results of operations, financial position, cash flows, of all companies now comprising the Company from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the controlling shareholders, wherever the period is shorter.

The unaudited interim condensed consolidated statements of financial position of the Company as at June 30, 2022 and 2021 have been prepared to present the assets and liabilities of the subsidiaries under the historical cost convention.

Equity interests in subsidiaries held by parties other than the controlling shareholders are presented as non-controlling interests in equity.

All intra-group and inter-company transactions and balances have been eliminated on consolidation.

Segment reporting
2.3	Segment reporting

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following five segments in Note 24:

(i)	Secured logistics;
(ii)	Information security;
(iii)	Robotics AI solutions;
(iv)	General security solutions; and
(v)	Corporate and others

The Company does not report geographical segmental data as over 94% of the Company’s revenue was derived from the secured logistics business segment operating in Thailand.

Assets under construction
2.4	Assets under construction

Assets under construction are stated at cost less impairment losses, if any. Cost comprises direct costs of construction as well as interest expense and exchange differences capitalized during the periods of construction and installation. Capitalization of these costs ceases and the construction in progress is transferred to property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. No depreciation is provided for assets under construction until they are completed and ready for intended use.

Business combinations
2.5	Business combinations

The Company accounts for business combinations using the acquisition method when control is transferred to the Company, other than those between and among entities under common control. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on the bargain purchase is recognized in the statement of profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

IFRS 3 Business combination does not include specific measurement guidance for transfers of businesses or subsidiaries between entities under common control. Accordingly, the Company has accounted for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies. The Company recorded assets and liabilities recognized as a result of transactions between entities under common control at the carrying value on the transferor’s financial statements, and to have the consolidated balance sheet, consolidated statement of profit or loss, comprehensive income, changes in equity and cash flows reflect the results of combining entities’ financial position for all periods presented for which the entities were under the transferor’s common control, irrespective of when the combination takes place.

Non-controlling interest
2.6	Non-controlling interest

The non-controlling interest represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated statements of financial position, profit or loss, comprehensive income and changes in equity attributed to controlling and non-controlling interests.

Critical accounting estimate and judgements
2.7	Critical accounting estimate and judgements

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and judgements that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

In preparing the unaudited interim condensed consolidated financial statements, the significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended December 31, 2021.

Foreign currency translation
2.8	Foreign currency translation

The presentational currency of the Company is the U.S. dollar (“USD”). The functional currency of Guardforce, AI Holdings, AI Robots, Horizon Dragon, Southern Ambition, AI Singapore, AI Robotics, AI Robots Service, AI Malaysia, AI Macau, AI US, AI Australia, AI Dubai, AI UK, AI Korea, AI Japan and AI Canada is the USD. The functional currency of AI Hong Kong and Handshake is the Hong Kong dollar (“HKD”). The functional currency of AI Thailand, GF Cash (CIT) and AI R&I is Thai Baht (“Baht” or “THB”). The functional currency of AI Shenzhen, AI Jian, Shenzhen GFAI, Guangzhou GFAI and Beijing Wanjia is Chinese Renminbi (“RMB”).

The currency exchange rates that impact our business are shown in the following table:

	Period End Rate		Average Rate
	June 30,	December 31,	For the six months ended June 30,
	2022	2021	2022	2021
Thai Baht	0.0283	0.0300	0.0295	0.0325
Hong Kong Dollar	0.1282	0.1282	0.1282	0.1282
Chinese Renminbi	0.1493	N/A	0.1544	N/A

Financial risk management
2.9	Financial risk management

2.9.1	Financial risk factors

The Company’s activities expose it to a variety of financial risks: foreign exchange risk, interest rate risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

The unaudited interim condensed consolidated financial statements do not include all financial risk management information and disclosures required in the audited financial statements, and should be read in conjunction with the Company’s audited consolidated financial statements as at December 31, 2021 and 2020.

2.9.2	Liquidity risk

Prudent liquidity management implies maintaining sufficient cash and cash equivalents and the availability of funding through an adequate amount of committed credit facilities.

The Company’s primary cash requirements are for operating expenses and purchases of fixed assets. The Company mainly finances its working capital requirements from cash generated from operation and proceeds from bank borrowings and finance leases.

The Company’s policy is to regularly monitor current and expected liquidity requirements to ensure it maintains sufficient cash and cash equivalents and an adequate amount of committed credit facilities to meet its liquidity requirements in the short and long term.

At the reporting date, the contractual undiscounted cash flows of the Company’s current financial liabilities approximate their respective carrying amounts due to their short maturities.

2.9.3	Capital risk management

The Company’s objectives on managing capital are to safeguard the Company’s ability to continue as a going concern and support the sustainable growth of the Company in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders’ value in the long term.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, return of capital to shareholders, issue new shares or sell assets to reduce debt.

2.9.4	Impact of COVID-19

The Coronavirus Disease (COVID-19) outbreak and the measures taken to contain the spread of the pandemic have created a high level of uncertainty to global economic prospects and this has impacted the Company’s operations and its financial performance. As COVID-19 continues to evolve with significant levels of uncertainty, management of the Company is unable to reasonably estimate the full financial impact of COVID-19 on the Company’s financial results in year 2022. The Company is monitoring the situation closely and to mitigate the financial impact, it is conscientiously managing its costs by adopting an operating cost reduction strategy and conserving liquidity by working with major creditors to align repayment obligations with receivable collections. Based on the Company’s most recent projections for year 2022 and 2023 for a period of 12 months and with over $9.5 million in cash and cash equivalents and restricted cash, management of the Company believes that the Company will be able to continue to operate as a going concern in the foreseeable future for the next 12 months from the date of this report (see item 2.1).

Goodwill
2. 10	Goodwill

Following initial recognition, goodwill is stated at costs less any accumulated impairment losses. Goodwill is reviewed for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

At the acquisition date, any goodwill acquired is allocated to the cash-generating units (CGU) which are expected to benefit from the combination’s synergies. Impairment is determined by assessing the recoverable amount of the CGU to which the goodwill related. Where the recoverable amount of the CGU is less than the carrying amount, an impairment loss is recognized. Where goodwill forms part of a CGU and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of In these circumstances is measured on the basis of the relative values of the operation disposed of and the portion of the CGU retained.

Revenue from contracts with customers
2.11	Revenue from contracts with customers

The Company generates its revenue primarily from four service lines: (1) Secure logistics; (2) Robotics AI resolutions; (3) Information security; and (4) General security solutions.

Each service line primarily renders the following services:

(1)	Secure logistics

(i)	Cash-In-Transit – Non Dedicated Vehicle (CIT Non-DV); (ii) Cash-In-Transit – Dedicated Vehicle (CIT DV); (iii) ATM management; (iv) Cash Processing (CPC); (v) Cash Center Operations (CCT); (vi) Consolidate Cash Center (CCC); (vii) Cheque Center Service (CDC); (viii) Express Cash; (ix) Coin Processing Service; and (x) Cash Deposit Management Solutions

(2)	Robotics AI solutions

(i)	Sale of robots and (ii) Rental of robots

(3)	Information security

(i)	Penetration test; (ii) PCI ASV Scan and (iii) Rapid7 Sales

(4)	General security solutions

(i)	Installation of fire alarm security systems; (ii) Sale of security equipment

The Company recognizes revenue at a point in time as products are delivered and services are performed. Consultancy fees typically covers a period of time, the revenue is recognized on a ratable basis over the contract term. The Company applies the following five-step model in order to determine the amount:

●	To identify the contract or quotation with the agreed service price.

●	To evaluate the services engaged in the customer’s contract and identify the related performance obligations.

●	To consider the contract terms and commonly accepted practices in the business to determine the transaction price. The transaction price is the consideration that the Company expects to be entitled for delivering the services engaged with the customer. The consideration engaged in a customer’s contract is generally a fixed amount.

●	To allocate the transaction price, if necessary, to each performance obligation (to each good or service that is different) for an amount that represents the part of the benefit that the Company expects to receive in exchange for the right of delivering the services engaged with the customer.

●	To recognize revenue when the Company satisfies the performance obligation through the rendering of services engaged.

All of the conditions mentioned above are accomplished normally when the services are rendered to the customer and this moment is considered a point in time. The reported revenue reflects services delivered at the contract or agreed-upon price.

Contract liabilities consist of deferred revenue related to prepaid fees received from customers for future information security service over the term of the service agreement. The Company expects to recognize as revenue of $27,042 within the next 12 months and $48,600 after 12 months to 36 months.

Revenue is recognized when the related performance obligation is satisfied.

Disaggregation information of revenue by service type which was recognition based on the nature of performance obligation disclosed above is as follows:

	For the six months ended June 30,
	2022	Percentage of Total	2021	Percentage of Total
Service Type	$	Revenue	$	Revenue
	(Unaudited)		(Unaudited)
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$5,377,474	31.8%	$5,939,614	32.3%
Cash-In-Transit – Dedicated Vehicle to Banks (CIT DV)	2,135,199	12.6%	2,380,880	12.9%
ATM Management	4,731,015	27.9%	5,806,020	31.5%
Cash Processing (CPC)	1,410,902	8.3%	1,401,421	7.6%
Cash Center Operations (CCT)	1,202,214	7.1%	1,540,291	8.4%
Consolidate Cash Center (CCC)	225,513	1.3%	60,265	0.3%
Cheque Center Service (CDC)	4,729	0.05%	31,081	0.2%
Others **	4,399	0.05%	51,476	0.3%
Cash Deposit Management Solutions (GDM)	869,102	5.1%	849,956	4.6%
Robotics AI solutions	719,041	4.2%	203,872	1.1%
Information security	262,934	1.6%	140,149	0.8%
Total	$16,942,522	100.0%	$18,405,025	100.0%

**	Others include primarily revenue from express cash and coin processing services.

During the six months ended June 30, 2022 and 2021, revenue amounting to $16,808,399 and $18,293,461 were generated from third parties, respectively; and $134,123 and $111,564 were generated from a related party (see Note 23).

Cost of sales
2.12	Cost of sales
Cost of sales consists primarily of internal labor costs and related benefits, and other overhead costs that are directly attributable to services provided.
New and amended accounting standards
2.13	New and amended accounting standards

All new standards and amendments that are effective for annual reporting period commencing January 1, 2022 have been applied by the Company for the six months ended June 30, 2022. The adoption of these new and amended standards did not have material impact on the consolidated financial statements of the Company. A number of new standards and amendments to standards have not come into effect for the year beginning January 1, 2022, and they have not been early adopted by the Company in preparing these consolidated financial statements. None of these new standards and amendments to standards is expected to have a significant effect on the consolidated financial statements of the Company.